Trade and Other Receivables - Summary of Loss Allowance on Accounts Receivable - Trade (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Gross amount	₩ 1,990,849	₩ 1,984,772
Trade and other receivables [member]
Disclosure of financial assets [line items]
Loss allowance	₩ 242,737	₩ 234,923	₩ 238,881
Not Later Than Six Months [member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	1.51%
Gross amount	₩ 1,467,781
Loss allowance	₩ 22,130
Not Later Than Six Months [member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	2.30%
Gross amount	₩ 516,401
Loss allowance	₩ 11,903
More Than 6 Months [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	69.24%
Gross amount	₩ 48,329
Loss allowance	₩ 33,461
More Than 6 Months [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	28.27%
Gross amount	₩ 4,100
Loss allowance	₩ 1,159
1 - 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	88.55%
Gross amount	₩ 139,925
Loss allowance	₩ 123,906
1 - 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	53.39%
Gross amount	₩ 11,378
Loss allowance	₩ 6,075
More than 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	99.99%
Gross amount	₩ 21,545
Loss allowance	₩ 21,542
More than 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	93.51%
Gross amount	₩ 24,127
Loss allowance	₩ 22,561